CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Sales, net of business tax, value-added tax and related surcharges
Total net revenues	$ 166,668	$ 130,988	$ 117,548
Cost of sales
Total cost of sales	(87,883)	(57,412)	(48,334)
Gross profit	78,785	73,576	69,214
Operating expenses
Selling expenses	(44,717)	(34,910)	(24,517)
General and administrative expenses	(21,253)	(19,468)	(16,778)
Total operating expenses	(65,970)	(54,378)	(41,295)
Change in fair value in connection with business combination	84
Other operating income	3,051	1,912	806
Operating income (loss)	15,950	21,110	28,725
Interest income	2,522	1,531	2,020
Interest expense	(3,331)	(1,049)	(555)
Impairment loss from long-term investments	(2,835)	(679)
Exchange gain	2,476	128	2,462
Income before income taxes	14,782	21,041	32,652
Income tax expense	(2,307)	(4,620)	(6,150)
Loss from equity method investments	(172)	(153)	(91)
Net income	12,303	16,268	26,411
Less: Net income attributable to noncontrolling interests	677	1,333	121
Net income attributable to China Distance Education Holdings Limited	$ 11,626	$ 14,935	$ 26,290
Net income attributable to ordinary shareholders
Basic	$ 0.09	$ 0.11	$ 0.19
Diluted	$ 0.09	$ 0.11	$ 0.19
Weighted average shares used in calculating net income per share
Basic	132,363,620	131,432,211	136,497,929
Diluted	133,117,155	133,203,255	138,465,944
Service [Member]
Sales, net of business tax, value-added tax and related surcharges
Total net revenues	$ 117,026	$ 95,503	$ 93,923
Cost of sales
Total cost of sales	(78,936)	(50,540)	(43,796)
Product [Member]
Sales, net of business tax, value-added tax and related surcharges
Total net revenues	10,213	8,980	8,067
Cost of sales
Total cost of sales	(8,947)	(6,872)	(4,538)
Others [Member]
Sales, net of business tax, value-added tax and related surcharges
Total net revenues	$ 39,429	$ 26,505	$ 15,558